COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 28, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

18.         COMMITMENTS AND CONTINGENCIES

Capital commitment

Capital commitment for construction of property and purchase of property, plant and equipment were $193,659 as of February 28, 2023, a substantial majority of which were for the construction projects in Beijing and Jiangsu. The amount within one year for the capital commitment was $133,483 and $60,176 thereafter.

Lease property management fee commitment

Future minimum payments under non-cancelable agreements for property management fees as of February 28, 2023 were as follows:

Fiscal year ending
February 2024	$5,177
February 2025	4,241
February 2026	2,654
February 2027	2,261
February 2028	1,855
Thereafter	4,239

Total	$20,427

Investment commitment

The Group was obligated to pay $1,083 for several long-term investments under various arrangements as of February 28, 2023 with payment due within one year.

Contingencies

As of February 28, 2023, the Group remains in the process of preparing filings and applying for permits of certain learning centers. The Group cannot reasonably estimate the contingent liability of without the filling of the permit; no liabilities is recorded as of February 28, 2023.

During June and July 2018, two putative shareholder class action lawsuits were filed against the Company and certain officers of the Company in the U.S. District Court for the Southern District of New York (“the Court”). These class actions seek to recover damages caused by the Company’s alleged violations of the federal securities laws and pursue remedies under the Securities Exchange Act of 1934 and Rule 10b-5. In September 2018, the Court consolidated the two lawsuits as one case. In November 2021, the Courted granted final approval of the class action settlement reached by the Company and the plaintiffs, and the settlement is fully covered by the insurance policy.

18.         COMMITMENTS AND CONTINGENCIES - continued

Contingencies - continued

On February 4, 2022, a complaint of purported securities class action, or the Initial Complaint, was filed against the Company and certain of its current and former executives in the U.S. District Court for the Southern District of New York (the “2022 Class Action”). The complaint alleges that the Company made misrepresentations and misleading disclosures between April 26, 2018 and July 22, 2021 about Chinese laws governing the tutoring industry and the Company’s compliance with them. On April 7, 2022, the Court endorsed an application the Company filed to stay its obligation to respond to the Initial Complaint until after the Court appoints a lead plaintiff. On October 12, 2022, the Court appointed two co-lead plaintiffs. On October 19, 2022, the co-lead plaintiffs filed an amended complaint. On February 10, 2023, the company filed a motion to dismiss the amended complaint. On March 27, 2023, the lead plaintiff filed an opposition to the company’s motion to dismiss. On April 26, 2023, the Company filed a reply to the lead plaintiff’s opposition. The Court has not yet ruled on the motion to dismiss.

Separately, on March 29, 2023, a complaint of putative securities class action was filed against the Company and an executive in the U.S. District Court for the District of New Jersey (the “2023 Class Action”). The complaint alleges that the Company made misrepresentations and misleading disclosures between June 14, 2022 and March 14, 2023 about its compliance with Chinese laws and regulations. The Company has not yet been served with the complaint and no lead plaintiff has been appointed by the court for this action.

As the lawsuits related to the 2022 Class Action and 2023 Class Action are in its preliminary status, the amount of potential loss, if any, associated with the resolution of such lawsuit, cannot be reasonably estimated at this time. As a result, the Company did not record any liabilities pertaining to the class action lawsuit.

The SEC’s Division of Enforcement has requested the Company to provide documents and information relating to certain transactions discussed in a series of reports issued by Muddy Waters Capital LLC in 2018, issues related to the “Light Class” business the Company announced in April 2020, as well as the subsequent internal reviews and other related information.

Based on the current progress and information available, the Company does not believe it has sound basis to predict the outcome of the class action lawsuits and the SEC’s inquiries as well as the contingent losses it may incur. Therefore, no accrual for contingency loss was recognized in the consolidated statements of operations.

From time to time, the Group may be subject to other legal proceedings and claims incidental to the conduct of its business. The Group accrues the liability when the loss is probable and reasonably estimable.